Investment Strategy	Oct. 14, 2025
Rule One Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund may also use swap contracts, such as credit default swaps and credit default swap indexes, for both hedging and non-hedging purposes. The Adviser expects the Fund to invest, from time to time, in credit default swaps and/or credit default swap indexes to hedge against equity market risk.